MIN-Q1

Quarterly Report
January 31, 2026
MFS®  Intermediate
Income Trust

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 91.7%
Aerospace & Defense – 0.3%
Howmet Aerospace, Inc., 4.55%, 11/15/2032	$831,000	$835,004
Asset-Backed & Securitized – 8.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)	$10,205,676	$354,065
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.291% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,087,097
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	1,400,000	1,400,085
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	1,245,660	1,254,356
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.352% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,516,785
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	81,222	81,806
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	275,298	276,204
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.297% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	600,000	601,186
BDS 2024-FL13 Ltd., “A”, FLR, 5.251% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	305,500	306,237
BDS 2025-FL16 Ltd., “B”, FLR, 5.525% (SOFR - 1mo. + 1.85%), 7/19/2043 (n)	429,727	430,801
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	572,163	579,269
Bridgecrest Lending Auto Securitization Trust, 2025-4, “A2”, 4.35%, 6/15/2028	731,000	731,717
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	293,139	299,624
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.091% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,992,594
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	214,765	218,053
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,655,180
Duke Energy Progress NC Storm Funding II LLC, 4.226%, 7/01/2035	1,750,000	1,740,815
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	236,027	240,449
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	51,358	51,548
GreatAmerica Leasing Receivables Funding LLC, 2025-1, “A2”, 4.52%, 10/15/2027 (n)	478,752	480,295
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	225,324	225,496
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 5.444% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,500,525
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	381,312	382,076
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	406,354	411,173
Neuberger Berman CLO Ltd., 2023-53A, “BR”, FLR, 5.368% (SOFR - 3mo. + 1.7%), 10/24/2037 (n)	758,092	760,588
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	195,735	197,210
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	59,254	59,753
OBX Trust, 2024-NQM12, “A1”, 5.475%, 7/25/2064 (n)	272,815	275,133
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	892,005	899,054
Palmer Square Loan Funding, 2025-1A Ltd., “A1”, FLR, 4.651% (SOFR - 3mo. + 0.8%), 2/15/2033 (n)	519,237	518,906
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.051% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	900,000	900,013
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,100,000	1,100,634
PFP III 2024-11 Ltd., “11A”, FLR, 5.504% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	435,212	436,066
PFS Financing Corp., 2025-A, “A”, FLR, 4.357% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	721,000	721,893
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.047% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	530,591	532,752
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	373,011	375,488
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	151,190	151,573
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	20,796	20,803
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	880,478	880,829
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	481,247	484,293
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	134,565	135,436
		$26,267,860
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$958,000	$971,494
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	985,890
LKQ Corp., 5.75%, 6/15/2028	862,000	885,463
LKQ Corp., 6.25%, 6/15/2033	958,000	1,002,555
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	743,793
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	532,000	468,630
		$5,057,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.8%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,609,379
Charles Schwab Corp., 5.875%, 8/24/2026	425,000	429,275
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,593,038
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	701,628
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,833,574
LPL Holdings, Inc., 6.75%, 11/17/2028	1,437,000	1,528,517
		$8,695,411
Building – 0.6%
Allegion US Holding Co., Inc., 5.6%, 5/29/2034	$1,713,000	$1,790,603
Business Services – 1.6%
Paychex, Inc., 5.6%, 4/15/2035	$1,890,000	$1,959,651
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	1,499,000	1,413,941
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	715,935
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	898,271
		$4,987,798
Cable TV – 0.5%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$1,559,000	$1,603,411
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,267,953
Regal Rexnord Corp., 6.05%, 4/15/2028	1,533,000	1,589,135
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,760,000	1,783,253
		$4,640,341
Consumer Products – 0.3%
Haleon US Capital LLC, 3.375%, 3/24/2029	$860,000	$841,574
Consumer Services – 2.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,715,279
CBRE Services, Inc., 5.5%, 6/15/2035	1,500,000	1,545,912
Conservation Fund, 3.474%, 12/15/2029	563,000	540,062
Rentokil Terminix Funding LLC, 5.625%, 4/28/2035 (n)	1,668,000	1,717,066
		$6,518,319
Containers – 0.6%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,508,701
Berry Global, Inc., 5.5%, 4/15/2028	325,000	335,000
		$1,843,701
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,049,000	$1,043,034
Molex Electronic Technologies LLC, 5.25%, 4/30/2032 (n)	1,392,000	1,426,806
		$2,469,840
Electronics – 0.5%
Broadcom, Inc., 4.55%, 2/15/2032	$1,671,000	$1,670,217
Emerging Market Quasi-Sovereign – 0.5%
Qatar Petroleum, 2.25%, 7/12/2031 (n)	$1,635,000	$1,466,752
Energy - Independent – 0.9%
Occidental Petroleum Corp., 6.625%, 9/01/2030	$800,000	$860,183
Occidental Petroleum Corp., 5.55%, 10/01/2034	375,000	383,613
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,750,000	1,587,298
		$2,831,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$1,252,000	$1,256,616
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$332,000	$307,166
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	577,366
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	382,000	370,934
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,267,718
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	789,000	810,356
		$4,333,540
Food & Beverages – 2.1%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,383,629
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,451,000	1,400,862
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,882,292
Mars, Inc., 5.2%, 3/01/2035 (n)	1,666,000	1,705,729
		$6,372,512
Gaming & Lodging – 2.0%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$1,083,000	$1,097,029
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	3,055,000	2,921,755
Marriott International, Inc., 2.85%, 4/15/2031	802,000	744,291
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,528,225
		$6,291,300
Industrial – 0.4%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,219,931
Insurance – 1.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$548,219
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,474,037
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,943,943
		$4,966,199
Insurance - Health – 1.2%
Elevance Health, Inc., 4.95%, 11/01/2031	$1,905,000	$1,942,805
Humana, Inc., 3.7%, 3/23/2029	867,000	849,039
Humana, Inc., 5.875%, 3/01/2033	882,000	913,044
		$3,704,888
Insurance - Property & Casualty – 0.6%
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	$1,626,000	$1,787,864
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,181,000	$1,231,978
Machinery & Tools – 1.2%
AGCO Corp., 5.8%, 3/21/2034	$529,000	$552,698
CNH Industrial N.V., 3.85%, 11/15/2027	3,066,000	3,054,778
		$3,607,476
Major Banks – 6.4%
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$2,224,000	$2,200,696
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,644,765
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,414,942
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,699,637
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	1,677,000	1,882,468
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	450,558
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	$1,142,000	$1,196,965
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	357,000	360,622
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	2,054,009
Mizuho Financial Group, Inc., 5.754%, 5/27/2034	2,000,000	2,110,241
Morgan Stanley, 3.625%, 1/20/2027	824,000	822,836
Morgan Stanley, 3.95%, 4/23/2027	290,000	289,949
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	965,592
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,453,767
		$19,704,168
Medical & Health Technology & Services – 0.7%
IQVIA, Inc., 5.7%, 5/15/2028	$472,000	$486,302
IQVIA, Inc., 6.25%, 2/01/2029	353,000	371,377
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,261,961
		$2,119,640
Metals & Mining – 1.6%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,120,000	$1,128,335
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	804,332
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,184,055
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,880,907
		$4,997,629
Midstream – 2.2%
Columbia Pipeline Holding Co. LLC, 4.999%, 11/17/2032 (n)	$1,500,000	$1,507,691
Enbridge, Inc., 3.125%, 11/15/2029	1,506,000	1,446,325
MPLX LP, 4%, 3/15/2028	1,395,000	1,394,301
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,470,565
Targa Resources Corp., 4.2%, 2/01/2033	357,000	341,519
Targa Resources Corp., 6.125%, 3/15/2033	577,000	616,535
		$6,776,936
Mortgage-Backed – 5.7%
Fannie Mae, 6.5%, 11/01/2031	$155,680	$160,998
Fannie Mae, 2.5%, 2/25/2051 (i)	278,590	39,831
Fannie Mae, 4.397%, 9/25/2052	1,504,838	1,494,384
Fannie Mae, 4.497%, 10/25/2052	1,173,372	1,169,113
Fannie Mae, 5.097%, 12/25/2054	376,088	380,227
Freddie Mac, 2.57%, 7/25/2026	3,077,982	3,059,367
Freddie Mac, 0.413%, 5/25/2029 (i)	6,513,361	86,133
Freddie Mac, 1.005%, 7/25/2029 (i)	4,920,901	129,871
Freddie Mac, 0.558%, 1/25/2030 (i)	1,500,079	31,541
Freddie Mac, 0.355%, 2/25/2031 (i)	6,786,456	135,388
Freddie Mac, 0.265%, 5/25/2033 (i)	6,200,000	125,893
Freddie Mac, 0.176%, 10/25/2033 (i)	11,614,030	185,058
Freddie Mac, 6%, 8/01/2034	1,650	1,691
Freddie Mac, 0.905%, 9/25/2034 (i)	1,558,346	105,340
Freddie Mac, 0.246%, 1/25/2035 (i)	7,378,905	165,870
Freddie Mac, 0.103%, 7/25/2035 (i)	23,608,032	312,400
Freddie Mac, 2.5%, 3/25/2051 (i)	866,564	137,946
Freddie Mac, 4.517%, 9/25/2052	694,628	692,486
Freddie Mac, 5.927%, 12/25/2053	499,146	507,067
Freddie Mac, 4.647%, 2/25/2055	1,283,658	1,291,309
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	138,020	142,560
Ginnie Mae, 5.003%, 10/20/2053	1,526,217	1,539,834
Ginnie Mae, 5.053%, 10/20/2053	1,640,378	1,656,526
Ginnie Mae, 6.02%, 6/20/2055	533,864	538,962
Ginnie Mae, 6.095%, 6/20/2055	534,490	523,006
Ginnie Mae, 1.647%, 7/20/2055 (i)	583,425	26,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.991%, 4/20/2068	$1,024,372	$1,031,609
Ginnie Mae, 4.449%, 11/20/2068 - 8/20/2069	519,003	519,341
Ginnie Mae, 4.103%, 12/20/2071	357,548	356,497
Ginnie Mae, 4.353%, 8/20/2074	721,727	722,975
Ginnie Mae, 3.703%, 11/20/2074	388,469	385,358
		$17,655,363
Municipals – 3.7%
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	$2,330,000	$2,362,539
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	475,000	433,429
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “N”, 6.069%, 7/01/2033	1,750,000	1,824,497
Michigan Finance Authority, Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,285,068
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (z)	3,635,000	2,755,304
University of California, General Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,826,070
		$11,486,907
Other Banks & Diversified Financials – 1.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$352,000	$373,420
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,201,000	1,248,185
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	633,000	642,282
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	819,000	889,789
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	789,000	816,561
		$3,970,237
Real Estate - Retail – 2.9%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,312,288
NNN REIT, Inc., 5.6%, 10/15/2033	675,000	703,624
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,845,628
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,935,867
		$8,797,407
Specialty Stores – 1.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,424,686
Ross Stores, Inc., 4.8%, 4/15/2030	2,358,000	2,376,256
		$4,800,942
Telecommunications - Wireless – 2.0%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$947,000	$940,351
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	894,399
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,723,404
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,457,159
		$6,015,313
Tobacco – 1.3%
B.A.T. Capital Corp., 5.35%, 8/15/2032	$2,000,000	$2,077,405
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,891,313
		$3,968,718
Transportation - Services – 2.5%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$653,000	$663,392
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,260,000	1,287,348
GXO Logistics, Inc., 6.25%, 5/06/2029	625,000	659,283
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	648,000	655,496
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	911,000	938,145
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	478,939
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,439,594
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	1,158,650
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	338,316
		$7,619,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 21.4%
U.S. Treasury Notes, 1.625%, 11/30/2026	$7,750,000	$7,627,756
U.S. Treasury Notes, 1.875%, 2/28/2027	7,566,500	7,434,479
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,015,785
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,231,621
U.S. Treasury Notes, 3.75%, 8/15/2027 (f)	11,885,000	11,922,605
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,386,406
U.S. Treasury Notes, 3.375%, 12/31/2027	9,301,000	9,274,114
U.S. Treasury Notes, 4.375%, 12/31/2029	4,100,000	4,197,695
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,629,973
U.S. Treasury Notes, 4.625%, 4/30/2031	1,626,000	1,686,340
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,422,711
		$65,829,485
Utilities - Electric Power – 3.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$364,000	$365,636
Enel Americas S.A., 4%, 10/25/2026	252,000	251,456
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,820,561
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,833,518
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,720,190
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	407,418
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	924,482
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	341,902
PSEG Power LLC, 5.2%, 5/15/2030 (n)	314,000	322,117
Southern California Edison Co., 6.65%, 4/01/2029	816,000	857,699
		$11,844,979
Total Bonds		$281,878,941
Mutual Funds (h) – 8.6%
Money Market Funds – 8.6%
MFS Institutional Money Market Portfolio, 3.73% (v)	26,363,557	$26,368,830

Other Assets, Less Liabilities – (0.3)%		(1,022,681)
Net Assets – 100.0%		$307,225,090

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,368,830 and
$281,878,941, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,694,004, representing 23.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036	4/23/19-9/26/19	$3,525,529	$2,755,304
% of Net assets			0.9%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	72	$8,051,625	March – 2026	$(107,113)
U.S. Treasury Note 2 yr	Long	USD	297	61,922,180	March – 2026	(115,185)
U.S. Treasury Note 5 yr	Long	USD	456	49,671,938	March – 2026	(368,547)
						$(590,845)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $1,136,580 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$65,829,485	$—	$65,829,485
Non - U.S. Sovereign Debt	—	2,698,730	—	2,698,730
Municipal Bonds	—	11,486,907	—	11,486,907
U.S. Corporate Bonds	—	118,537,743	—	118,537,743
Residential Mortgage-Backed Securities	—	22,662,087	—	22,662,087
Commercial Mortgage-Backed Securities	—	6,719,429	—	6,719,429
Asset-Backed Securities (including CDOs)	—	14,541,707	—	14,541,707
Foreign Bonds	—	39,402,853	—	39,402,853
Investment Companies	26,368,830	—	—	26,368,830
Total	$26,368,830	$281,878,941	$—	$308,247,771
Other Financial Instruments
Futures Contracts – Liabilities	$(590,845)	$—	$—	$(590,845)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,454,334	$27,832,688	$19,919,934	$649	$1,093	$26,368,830

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$226,434	$—